ACQUISITIONS AND DISPOSALS	12 Months Ended
Dec. 31, 2023
ACQUISITIONS AND DISPOSALS
ACQUISITIONS AND DISPOSALS

4.ACQUISITIONS AND DISPOSALS

For the year ended December 31, 2021

Acquisition of Healthingkon

In November, December 2020 and January 2021, several subsidiaries of the Group entered into a series of restructuring framework agreements and capital increase agreements with a third party, Beijing Healthingkon Technology Co., Ltd. (“Healthingkon”) and Healthingkon’s shareholders to obtain 26.34% shares of Healthingkon with the total consideration of 89% shares of SH MZJH and RMB21,500. The acquisition date was on January 4, 2021, when the Group actually obtained the shareholder rights on Healthingkon. On the same day, a subsidiary of the Group entered into a concerted action agreement with two other shareholders of Healthingkon, pursuant to which the two shareholders agreed to be coordinated actors on the matters related to shareholders’ rights of Healthingkon. After the agreement, the Group obtained majority control over Healthingkon. And SH MZJH was under the control and consolidation of the Group before and after the transaction. The fair value of the gross assets acquired during the acquisition is not concentrated in a single identifiable asset or a group of similar identifiable assets and it meets the definition of a business and was accounted for as business acquisition under ASC 805.

The purchase price allocation was as follows:

RMB
Cash consideration	21,500
Fair value of the share consideration	98,338
Total	119,838

The Group, with the assistance of an independent third-party valuation firm, assessed the fair values of the acquired identifiable assets and liabilities assumed. The following table summarizes the purchase consideration and fair values of the assets acquired and liabilities assumed as of the acquisition date:

RMB
Current assets	16,567
Property, plant and equipment, net	1,421
Intangible assets	133,183
Goodwill	368,221
Current liabilities	(44,564)
Deferred tax liabilities	(19,829)
Non-controlling interest	(335,161)
Total	119,838

The acquired amortizable intangible assets primarily include the AI technology of Healthingkon with the estimated remaining amortization periods of 10 years. The Group recognized RMB368,221 (US$57,782) in goodwill arising from this acquisition, primarily represents the expected synergies from combining the Healthingkon’s resources and experiences in the AI with the Group’s current business, and the further development of internet hospital business and cloud system solution business. The goodwill recognized is not deductible for income tax purposes.

Pro forma results of operations for Healthingkon acquisition have not been presented because it was not material to the consolidated financial statements.

For the year ended December 31, 2022

Disposal of Guofu Huimei and its subsidiaries

In the fiscal year of 2022, the Group, Shanghai Epu Supply Chain Technology Co. Ltd. (“Shanghai Epu”) and Shanghai Rongsheng Medical Management Co., Ltd. (“Shanghai Rongsheng”) entered into a shares transfer agreement. Pursuant to Agreement, the Group would sell all the shares it held in Guofu Huimei and its subsidiaries (“GFHM disposal group”) to Shanghai Epu and Shanghai Rongsheng with the consideration of RMB190,000(US$27,547). The disposal transaction was completed on December 26, 2022 and the net book value of the net asset is approximately RMB189,402 (US$27,460). There was no noncontrolling interest in Guofu Huimei and its subsidiaries before the transaction.

The disposal of GFHM group represents the disposal of a portion of the hospital business reporting unit, the Company assigned RMB6,450 (US$935) of goodwill to the GFHM group on a relative fair value basis when the disposal transaction has completed. For the goodwill remaining in the hospital business reporting unit, the Company did not record any impairment loss for the years ended December 31, 2022 as the fair value of the reporting unit is in excess of its carrying value(Note 11).

This disposal does not represent a strategic shift on the Group’s major business and have no major effect on the Company’s results of operations, the disposal of the entity does not qualify as discontinued operation.

On December 26, 2022, the Company calculated a loss regarding the deconsolidation of the Guofu Huimei and its subsidiaries as follows:

	RMB	US$
Cash proceeds	190,000	27,547
Disposition of net assets	(189,402)	(27,460)
Goodwill	(6,450)	(935)
Accumulated other comprehensive loss	(55,694)	(8,075)
Loss on disposal of Guofu Huimei and its subsidiaries	(61,546)	(8,923)

The following table summarizes the carrying amounts of the major classes of assets and liabilities of the disposed subsidiaries as of December 26, 2022:

	RMB	US$
Current assets	199,727	28,957
Current liabilities	(10,325)	(1,497)
Net assets disposed	189,402	27,460

For the year ended December 31, 2023

Disposals of King Cheers and partial shareholding of BPMC

On December 27, 2023, the Group entered into an equity transfer agreement with a third party, Sallekey Capital Management Limited. Pursuant to agreement, the Group would sell all the shares it held in King Cheers Holdings Limited (“King Cheers”) and 25% shares in BPMC held by King Cheers with a nominal consideration of HK$1. The disposal transaction was completed on December 27, 2023. The Group recognized a total loss of RMB709 (US$100). After the sale of 25% shares in BPMC, the Group still maintained an 54.01% interest and the change in ownership interests that did not result in a change of control. Therefore, the Group considered the transfer of shares in BPMC an equity transaction, and directly recorded the difference between the carrying value of ownership interests sold and the nominal consideration in equity attribute to the Group.

In addition, On March 1, 2023, the Group dissolved Datong Meizhong Jiahe Traditional Chinese Medicine Clinic (“Datong Meizhongjiahe”), and the Group recognized a total gain of RMB71 (US$10).

This dissolution or disposal of subsidiary did not represent a strategic shift on the Group’s major business and have no major effect on the Company’s results of operations, the disposal of the entity does not qualify as discontinued operation.